Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

NOTE 7 – LEASES

The Company elected the practical expedient under ASU 2018-11 “Leases: Targeted Improvements” which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date instead of at the earliest comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019 but without retrospective application. In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the beginning retained earnings for Topic 842. The Company has two operating leases for corporate offices. The following table outlines the details:

	Lease 1	Lease 2
Initial Lease Term	December 2017 to December 2021	November 2018 to November 2023
Renewal Term	January 2021 to December 2024	November 2023 to November 2028
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
Incremental Borrowing Rate	10%	10%

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of June 30, 2019

Amounts due within twelve months of June 30
2019	$158,366
2020	163,102
2021	167,984
2022	173,038
2023	178,237
Thereafter	305,012
Total minimum lease payments	1,145,739
Less: effect of discounting	(334,574)
Present value of future minimum lease payments	811,165
Less: current obligations under leases	80,832
Long-term lease obligations	$730,333

For the three-months and six-months ended June 30, 2019 amortization of assets were $22,195 and $43,939, respectively.

For the three-months and six-months ended June 30, 2019, amortization of liabilities were $18,363 and 36,276, respectively.